Rational/ReSolve Adaptive Asset Allocation Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for the Rational/ReSolve Adaptive Asset Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on June 26, 2020, (SEC Accession No. 0001580642-20-002441).